Operating Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue

	Year Ended December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000	USD$
Brokerage income
-Life and Health insurance business	132,816	371,011	902,596	129,650
-Property and Casualty insurance business	118,740	132,536	79,528	11,423

Brokerage income subtotal	251,556	503,547	982,124	141,073

Other income	11,776	5,281	11,195	1,608

Total operating revenue	263,332	508,828	993,319	142,681